Feb. 28, 2025
INVESTMENT CO OF AMERICA
Investment objectives
The fund’s investment objectives are to achieve long-term growth of capital and income.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds ($250,000 for Class 529-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 34 of the prospectus and on page 68 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00*	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.24	0.99	0.25	0.24	none	none	0.23
Other expenses	0.09	0.09	0.09	0.16	0.14	0.04	0.14
Total annual fund operating expenses	0.56	1.31	0.57	0.63	0.37	0.27	0.60

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.99	0.50	0.25	0.25	none	none	0.98
Other expenses	0.14	0.12	0.14	0.21	0.13	0.09	0.12
Total annual fund operating expenses	1.36	0.85	0.62	0.69	0.36	0.32	1.33

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.37	0.23	0.18	0.13	0.18	0.08	0.04
Total annual fund operating expenses	1.35	1.06	0.91	0.61	0.41	0.31	0.27

* A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$629	$233	$307	$64	$38	$28	$409	$238	$87	$312	$70	$37	$33	$135
3 years	744	415	428	202	119	87	535	431	271	444	221	116	103	421
5 years	870	718	560	351	208	152	673	745	471	587	384	202	180	729
10 years	1,236	1,372	946	786	468	343	1,074	1,145	1,049	1,005	859	456	406	1,601

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$137	$108	$93	$62	$42	$32	$28		1 year	$133	$138
3 years	428	337	290	195	132	100	87		3 years	415	431
5 years	739	585	504	340	230	174	152		5 years	718	745
10 years	1,624	1,294	1,120	762	518	393	343		10 years	1,372	1,145

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks, most of which have a history of paying dividends. The fund’s equity investments are generally limited to securities of companies that are included on its eligible list. Securities are added to, or deleted from, the eligible list based upon a number of factors, such as the fund’s investment objectives and policies, whether a company is deemed to be an established company of sufficient quality and a company’s dividend payment prospects. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. In the selection of common stocks and other securities for investment, potential for capital appreciation and future dividends are given more weight than current yield.

The fund may invest up to 15% of its assets, at the time of purchase, outside the United States.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)

Highest/Lowest quarterly results during this period were: Highest 19.24% (quarter ended June 30, 2020) Lowest -19.03% (quarter ended March 31, 2020)
Average annual total returns For the periods ended December 31, 2024:

Average annual total returns For the periods ended December 31, 2024:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/1/2008	25.19%	14.42%	12.04%	11.06%
− After taxes on distributions		22.61	12.84	10.23	N/A
− After taxes on distributions and sale of fund shares		16.80	11.32	9.38	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	1/1/1934	17.77%	12.85%	11.16%	12.13%
C	3/15/2001	23.02	13.34	11.13	8.48
F–1	3/15/2001	24.88	14.12	11.74	8.71
F-3	1/27/2017	25.34	14.54	N/A	13.22
529–A (with maximum sales charge)	2/15/2002	20.55	13.33	11.35	8.99
529–C	2/19/2002	22.97	13.29	11.33	9.03
529–E	3/1/2002	24.60	13.87	11.49	8.77
529–F–1	9/16/2002	25.11	14.34	11.97	10.25
529–F–2	10/30/2020	25.22	N/A	N/A	17.50
529–F–3	10/30/2020	25.26	N/A	N/A	17.55
R–1	6/6/2002	23.98	13.32	10.94	8.56
R–2	5/21/2002	23.99	13.30	10.94	8.37
R–2E	8/29/2014	24.33	13.63	11.28	11.00
R–3	6/4/2002	24.54	13.81	11.43	8.98
R–4	5/28/2002	24.89	14.14	11.77	9.20
R-5E	11/20/2015	25.16	14.37	N/A	13.06
R–5	5/15/2002	25.29	14.49	12.10	9.49
R–6	5/1/2009	25.33	14.54	12.16	13.85

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	25.02%	14.53%	13.10%	12.02%
Class F-2 annualized 30–day yield at December 31, 2024: 1.20% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.